Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 1,450,896	$ 1,668,324
Valuation allowance	(1,450,896)	(1,668,324)
Net deferred tax asset